Warrants - Equity Classified Warrants (Details) - $ / shares	Sep. 30, 2022	Sep. 14, 2022	Dec. 31, 2021	Apr. 22, 2021	Dec. 31, 2020	Jun. 30, 2020
Warrants
Strike Price (per share)		$ 1.77		$ 150
Number of warrants exercised for issuance of shares	7,325,413		7,752,009		6,469,046	32,092
September 30, 2016
Warrants
Strike Price (per share)	$ 0.1664		$ 0.170
Number of warrants exercised for issuance of shares			400,641		400,641
November 9, 2016
Warrants
Strike Price (per share)	$ 0.6240		$ 0.620
Number of warrants exercised for issuance of shares	400,640		400,640		400,640
January 23, 2020
Warrants
Strike Price (per share)	$ 1.6000		$ 1.600
Number of warrants exercised for issuance of shares	932,210		932,210		932,210
Second Warrant Issuance January23 2020 [Member]
Warrants
Strike Price (per share)	$ 1.6000		$ 1.600
Number of warrants exercised for issuance of shares	2,622,995		4,660,555		4,660,555
August - December 2021
Warrants
Strike Price (per share)	$ 4.0000		$ 4.000
Number of warrants exercised for issuance of shares	1,343,713		1,357,963
January - February 2022
Warrants
Strike Price (per share)	$ 4.0000
Number of warrants exercised for issuance of shares	75,855
September 14, 2022
Warrants
Strike Price (per share)	$ 1.7700
Number of warrants exercised for issuance of shares	1,950,000